Income Taxes (Tables)	12 Months Ended
Dec. 31, 2015
Income Tax Disclosure [Abstract]
Schedule of income tax provision for continuing operations
The income tax provision for continuing operations consisted of the following for the years ended December 31:

In millions	2015	2014	2013
Current:
Federal	$3,065	$2,581	$2,623
State	555	495	437
	3,620	3,076	3,060
Deferred:
Federal	(180)	(43)	(115)
State	(54)	—	(17)
	(234)	(43)	(132)
Total	$3,386	$3,033	$2,928

Reconciliation of the statutory income tax rate to the Company's effective income tax rate for continuing operations
The following table is a reconciliation of the statutory income tax rate to the Company’s effective income tax rate for continuing operations for the years ended December 31:

	2015	2014	2013
Statutory income tax rate	35.0%	35.0%	35.0%
State income taxes, net of federal tax benefit	4.0	4.3	4.0
Other	0.3	0.2	(0.1)
Effective income tax rate	39.3%	39.5%	38.9%

Summary of the significant components of the Company's deferred tax assets and liabilities
The following table is a summary of the significant components of the Company’s deferred tax assets and liabilities as of December 31:

In millions	2015	2014
Deferred tax assets:
Lease and rents	$378	$396
Inventory	99	—
Employee benefits	359	311
Allowance for doubtful accounts	279	164
Retirement benefits	105	80
Net operating loss and capital loss carryforwards	115	74
Deferred income	83	261
Other	498	297
Valuation allowance	(115)	(5)
Total deferred tax assets	1,801	1,578
Deferred tax liabilities:
Inventories	—	(18)
Depreciation and amortization	(6,018)	(4,572)
Total deferred tax liabilities	(6,018)	(4,590)
Net deferred tax liabilities	$(4,217)	$(3,012)

Schedule of net deferred tax assets (liabilities)
Net deferred tax assets (liabilities) are presented on the consolidated balance sheets as follows:

In millions	2015	2014
Deferred tax assets—current	$1,220	$985
Deferred tax assets—noncurrent (included in other assets)	—	39
Deferred tax liabilities—noncurrent	(5,437)	(4,036)
Net deferred tax liabilities	$(4,217)	$(3,012)

Reconciliation of the beginning and ending amount of unrecognized tax benefits
A reconciliation of the beginning and ending amount of unrecognized tax benefits is as follows:

In millions	2015	2014	2013
Beginning balance	$188	$117	$80
Additions based on tax positions related to the current year	57	32	19
Additions based on tax positions related to prior years	122	70	37
Reductions for tax positions of prior years	(11)	(15)	(1)
Expiration of statutes of limitation	(13)	(15)	(17)
Settlements	(5)	(1)	(1)
Ending balance	$338	$188	$117